Disclosure of detailed information about options, valuation assumptions (Details)	12 Months Ended
Dec. 31, 2018 CAD ($) Year
Statements [Line Items]
Dividend yield	0.00%
Bottom of range [Member]
Statements [Line Items]
Risk free rate	2.06%
Expected volatility	40.59%
Expected life of options in years | Year	3.10
Weighted average fair value of options granted | $	$ 4.24
Top of range [Member]
Statements [Line Items]
Risk free rate	2.09%
Expected volatility	44.51%
Expected life of options in years | Year	6.00
Weighted average fair value of options granted | $	$ 6.16